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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                           Elfun International Equity

 Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)

                                                                          Number of Shares                Value
Common Stock - 93.5%
-----------------------------------------------------------------------------------------------------------------------
Australia - 1.6%
Brambles Ltd.                                                                 575,901                    $ 3,587
Paladin Energy Ltd.                                                           619,957                      1,912 (a)
                                                                                                           5,499

Brazil - 1.7%
Cia Vale do Rio Doce ADR                                                      231,756                      4,102
Petroleo Brasileiro S.A. ADR                                                   48,381                      1,810
                                                                                                           5,912

Canada - 0.8%
Cameco Corp.                                                                   26,386                        572
Potash Corporation of Saskatchewan                                             17,953                      2,330
                                                                                                           2,902

China - 0.1%
China COSCO Holdings Company Ltd.                                             337,000                        307

Denmark - 0.5%
Group 4 Securicor PLC                                                         435,078                      1,577

Finland - 1.8%
Nokia Oyj                                                                     336,072                      6,254

France - 16.3%
Alstom S.A.                                                                    25,926                      1,964
AXA S.A.                                                                      103,154                      3,369
BNP Paribas                                                                   102,250                      9,739
Cie Generale d'Optique Essilor International S.A.                              76,373                      3,806
Credit Agricole S.A.                                                          236,708                      4,549
GDF Suez                                                                       75,801                      3,935
Groupe Danone                                                                 124,235                      8,793
LVMH Moet Hennessy Louis Vuitton S.A.                                          18,310                      1,604
Renault S.A.                                                                    3,286                        209
Total S.A.                                                                     82,696                      5,013
Unibail-Rodamco (REIT)                                                          9,731                      1,964
Veolia Environnement                                                          149,963                      6,156
Vinci S.A.                                                                     48,558                      2,283
Vivendi                                                                        97,761                      3,058
                                                                                                          56,442

Germany - 9.0%
Adidas AG                                                                      49,567                      2,642
Allianz SE (Regd.)                                                                916                        125
Bayer AG                                                                       93,981                      6,867
Daimler AG (Regd.)                                                             27,412                      1,358
E.ON AG                                                                       118,761                      5,965
Linde AG                                                                       44,083                      4,697
Metro AG                                                                       41,597                      2,081
RWE AG                                                                         11,471                      1,091
Siemens AG (Regd.)                                                             66,452                      6,185
                                                                                                          31,011

Greece - 0.2%
Hellenic Telecommunications Organization S.A.                                  38,714                        694

Hong Kong - 0.4%
Sun Hung Kai Properties Ltd.                                                  140,550                      1,448

India - 1.4%
ICICI Bank Ltd.                                                               188,582                      2,190
Larsen & Toubro Ltd.                                                           47,748                      2,512
                                                                                                           4,702

Italy - 3.3%
Intesa Sanpaolo S.p.A.                                                        720,303                      3,952
Saipem S.p.A.                                                                 149,085                      4,451
UniCredit S.p.A                                                               832,612                      3,106
                                                                                                          11,509

Japan - 19.7%
Asahi Glass Company Ltd.                                                      170,014                      1,497
Bank of Yokohama Ltd.                                                         307,026                      1,524
East Japan Railway Co.                                                            710                      5,304
Komatsu Ltd.                                                                   22,150                        363
Mitsubishi Estate Company Ltd.                                                299,946                      5,921
Mitsubishi Heavy Industries Ltd.                                              827,000                      3,599
Mitsubishi UFJ Financial Group, Inc.                                          996,853                      8,708
Nidec Corp.                                                                    27,652                      1,704
Nintendo Company Ltd.                                                          11,399                      4,844
Nomura Holdings, Inc.                                                         679,594                      8,885
Shiseido Company Ltd.                                                         290,000                      6,506
Sony Financial Holdings Inc.                                                    1,669                      6,583
Sumitomo Metal Industries Ltd.                                              1,050,000                      3,261
Sumitomo Realty & Development Company Ltd.                                     52,000                      1,135
Toray Industries Inc.                                                         850,997                      4,002
Toyota Motor Corp.                                                            100,692                      4,313
                                                                                                          68,149

Mexico - 1.1%
America Movil SAB de C.V. ADR (Series L)                                       81,399                      3,774

Netherlands - 1.4%
Koninklijke Philips Electronics N.V.                                          176,916                      4,789

Norway - 2.0%
Acergy S.A.                                                                   100,894                      1,013
Orkla ASA                                                                     162,506                      1,486
Telenor ASA                                                                   368,786                      4,563
                                                                                                           7,062

Russia - 0.5%
Gazprom OAO ADR                                                                57,604                      1,783

Singapore - 1.2%
CapitaLand Ltd.                                                               521,000                      1,141
Singapore Telecommunications Ltd.                                           1,278,342                      2,937
                                                                                                           4,078

South Africa - 1.3%
Anglo Platinum Ltd.                                                             7,795                        711
MTN Group Ltd.                                                                264,174                      3,729
                                                                                                           4,440

South Korea - 1.2%
Kookmin Bank                                                                   43,743                      1,978
Samsung Electronics Company Ltd.                                                4,580                      2,099
                                                                                                           4,077

Spain - 2.1%
ACS Actividades de Construccion y Servicios S.A.                               25,665                      1,037
Banco Santander S.A. (Regd.)                                                  427,186                      6,391
                                                                                                           7,428

Sweden - 0.3%
Sandvik AB                                                                     93,501                        984

Switzerland - 10.1%
ABB Ltd. (Regd.)                                                              228,041                      4,431
Credit Suisse Group AG (Regd.)                                                 34,730                      1,626
Nestle S.A. (Regd.)                                                           274,885                     11,911
Roche Holding AG                                                               75,098                     11,787
Swatch Group AG                                                                15,153                      2,804
Syngenta AG                                                                    10,402                      2,199
                                                                                                          34,758

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.                             2,350,145                      3,945

United Kingdom - 14.4%
BG Group PLC                                                                  268,476                      4,882
BHP Billiton PLC                                                              219,140                      4,977 (d)
Diageo PLC                                                                    431,956                      7,388
Group 4 Securicor PLC                                                         439,467                      1,593
Lloyds TSB Group PLC                                                        1,366,165                      5,504
National Grid PLC                                                             220,654                      2,808
Prudential PLC                                                                490,339                      4,482
Rio Tinto PLC (Regd.)                                                          38,712                      2,436
Royal Bank of Scotland Group PLC                                            1,202,009                      3,888
Tesco PLC                                                                     613,599                      4,279
Vodafone Group PLC                                                          3,461,146                      7,663
                                                                                                          49,900

Total Common Stock                                                                                       323,424
(Cost $342,142)

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Preferred Stock - 0.4%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                             149,100                      1,005
(Cost $1,895)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          148 (e)
(Cost $200)

Total Investments in Securities                                                                          324,577
(Cost $344,237)

                                                                             Principal                      Value
                                                                              Amount

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 5.3%
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 0.7%
State Street Corp.
1.00%                                          10/01/08                       $ 2,500                    $ 2,500 (c)

Short-Term Investments - 4.6%
GE Money Market Fund Institutional Class
2.11%                                                                                                     16,028 (b,f)

Total Short-Term Investments                                                                              18,528
(Cost $18,258)

Total Investments                                                                                        343,105
(Cost $362,765)

Other Assets and Liabilities, net - 0.8%                                                                   2,667

                                                                                                  ---------------
                                                                                                  ---------------
NET ASSETS  - 100.0%                                                                                   $ 345,772
                                                                                                  ===============
                                                                                                  ===============



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Other Information
------------------------------------------------------------------------------------------------------------------------------------


The Elfun International Equity had the following long futures contracts open at September 30, 2008 (unaudited):

                 Description                    Expiration date    Number of ContractsCurrent NotioUnrealized Depreciation
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures                      December 2008             9             #387,094          $ (14)
FTSE 100 Index Futures                           December 2008             2              177,282            (10)
Topix Index Futures                              December 2008             3              306,881            (15)


                                                                                                  ---------------
                                                                                                           $ (39)
                                                                                                  ===============

The Elfun International Equity was invested in the following sectors at September 30, 2008 (unaudited):

Sector                                                                                           Percentage (based on Market Value)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                                          15.02%
Food Products                                                                                              6.03%
Pharmaceuticals                                                                                            5.44%
Short-Term Investments                                                                                     5.40%
Oil, Gas & Consumable Fuels                                                                                4.66%
Metals & Mining                                                                                            4.51%
Wireless Telecommunication Services                                                                        4.43%
Insurance                                                                                                  4.24%
Multi-Utilities                                                                                            4.08%
Chemicals                                                                                                  3.86%
Industrial Conglomerates                                                                                   3.63%
Capital Markets                                                                                            3.06%
Real Estate Management & Development                                                                       2.81%
Diversified Telecommunication Services                                                                     2.39%
Beverages                                                                                                  2.15%
Textiles Apparel & Luxury Goods                                                                            2.05%
Commercial Services & Supplies                                                                             1.97%
Personal Products                                                                                          1.90%
Electrical Equipment                                                                                       1.86%
Food & Staples Retailing                                                                                   1.85%
Road & Rail                                                                                                1.84%
Communications Equipment                                                                                   1.82%
Semiconductors & Semiconductor Equipment                                                                   1.76%
Electric Utilities                                                                                         1.74%
Automobiles                                                                                                1.71%
Construction & Engineering                                                                                 1.70%
Energy Equipment & Services                                                                                1.59%
Machinery                                                                                                  1.44%
Software                                                                                                   1.41%
Healthcare Equipment & Supplies                                                                            1.11%
Media                                                                                                      0.89%
Real Estate Investment Trusts (Reits)                                                                      0.57%
Electronic Equipment, Instruments & Components                                                             0.50%
Building Products                                                                                          0.45%
Marine                                                                                                     0.09%
Other Investments                                                                                          0.04%


                                                                                                  ---------------
                                                                                                         100.00%
                                                                                                  ===============


           Notes to Schedules of Investments (dollars in thousands) -
                         September 30, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At September 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.





      + Percentages are based on net assets as of September 30, 2008.

     * Less than 0.1%

Abbreviations:

ADR         American Depositary Receipt
Regd.       Registered
REIT        Real Estate Investment Trust


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$31,404        $311,701          $-            $343,105
Other Financial
   Instruments  $   (36)       $-	         $-	       $    (36)
Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 9/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 20, 2008